Income Taxes, Summary of Significant Components of Net Deferred Tax Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets [Abstract]
Allowance for loan losses	$ 939,429	$ 878,918
Deferred compensation liability	700,077	609,777
Net unrealized loss on securities available for sale	6,480	26,301
Interest income on non-accrual loans	211,177	162,335
Lower of cost or market adjustment on loans transferred from available for sale to portfolio	13,880	15,322
Deferred tax assets, gross	1,871,043	1,692,653
Deferred tax liabilities [Abstract]
Depreciation	305,846	305,985
Net deferred loan cost	112,466	100,374
Other	19,091	19,091
Deferred tax liabilities, gross	437,403	425,450
Net deferred tax asset	$ 1,433,640	$ 1,267,203